Consolidated VIE Included in Accompanying Consolidated Financial Statements (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Variable Interest Entities USD ($)	Dec. 31, 2012 Variable Interest Entities CNY	Dec. 31, 2011 Variable Interest Entities CNY	Dec. 31, 2010 Variable Interest Entities CNY
Variable Interest Entity [Line Items]
Total assets	$ 477,831	2,976,919	2,402,952		$ 261,666	1,630,208	1,165,210
Total liabilities	174,578	1,087,614	733,228		149,281	930,038	704,879
Net revenues	244,644	1,524,158	1,020,929	525,203	244,644	1,524,158	1,020,929	525,203
Net profit	9,252	57,656	45,939	(247,667)	19,671	122,552	51,566	30,668
Net cash provided by operating activities	27,917	173,923	166,135	81,372	27,175	169,304	150,739	80,663
Net cash used in investing activities	(28,197)	(175,670)	(1,268,054)	(616)	(32,916)	(205,069)	(224,704)	(616)
Net cash provided by financing activities	$ 3,844	23,952	1,443,947	(69,498)	$ 17,668	110,076	86,109	41,835